Management of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about foreign exchange rates [text block]

	2021 rates		2020 rates		2019 rates
Currency	Closing	Average	Closing	Average	Closing	Average
NIS	3.51590	3.82077	3.92758	3.92330	3.87700	3.99220
AUD	1.56150	1.57494	1.58636	1.65548	1.60102	1.61057
USD	1.13260	1.18274	1.22239	1.15189	—	—

Disclosure of detailed information about sensitivity analysis foreign exchange rates [text block]

(in EUR 000)		Effect on loss (before tax)			Effect on pretax equity
Change in foreign exchange rate		NIS	USD	AUD	NIS	USD	AUD
2021	5%	18	4	64	37	13	284
	(5)%	(18)	(5)	(71)	(39)	(14)	(314)
2020	5%	12	(4)	55	83	(7)	208
	(5)%	(12)	4	(61)	(91)	8	(230)

Disclosure of detailed information about maturity undiscounted financial liabilities [text block]

Contractual undiscounted maturities of financial liabilities at December 31, are as follows:

	As at December 31
	2021			2020
(in EUR 000)	Lease Liability	Financial Debt	Trade & Other Payable	Lease Liability	Financial Debt	Trade & Other Payable
Less than 1 year	665	578	7,628	560	632	5,313
1 - 5 years	2,441	6,770	—	2,185	4,987	—
5+ years	485	7,262	—	895	4,620	—
Total	3,591	14,610	7,628	3,640	10,239	5,313

Disclosure of fair value of financial assets and financial liabilities and reclassification [text block]

	Carrying value		Fair value
	As at December 31		As at December 31
(in EUR 000)	2021	2020	2021	2020
Financial Assets
Other long-term receivables (level 3)	164	91	164	91
Trade and other receivables (level 3)	2,512	1,644	2,512	1,644
Other current assets (level 3)	1,693	109	1,693	109
Cash and cash equivalents (level 1)	135,509	92,300	135,509	92,300

Financial liabilities
Financial debt (level 3)	229	313	194	250
Foreign currency option (level 2)	654	—	654	—
Recoverable cash advances (level 3)	8,127	7,910	8,127	7,910
Trade and other payables (level 1 and 3)	6,974	5,313	6,974	5,313